SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The Company’s unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The unaudited consolidated financial statements and related disclosures as of March 31, 2026, are unaudited, pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). In management’s opinion, these unaudited consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary for the fair statement of the results for the interim periods. These unaudited consolidated financial statements should be read in conjunction with the audited financial statements of the Company for the years ended December 31, 2025, and 2024 included in the Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on May 20, 2025. The results of operations for the three months ended March 31, 2026, are not necessarily indicative of the results to be expected for the full year ended December 31, 2026.

Basis of presentation The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The unaudited consolidated financial statements include the accounts of CETI and CETI Axenic, Inc (“Axenic”). Axenic is a majority owned subsidiary of CETI which discontinued operations on December 31, 2025. All significant intercompany balances and transactions have been eliminated for 2025. As of December 31, 2025, the investment in Axenic has been written off resulting in a nil balance.

Principles of Consolidation

The consolidated financial statements include the accounts of CETI and CETI Axenic, Inc (“Axenic”). Axenic is a majority owned subsidiary of CETI which discontinued operations on December 31, 2025. All significant intercompany balances and transactions have been eliminated for 2025 and 2024. As of December 31, 2025, the investment in Axenic has been written off resulting in a nil balance.

Use of estimates

Use of estimates

The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers,” (“Topic 606”). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of Topic 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company expects to recognize revenues as the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied.

Revenue recognition

The Company recognizes revenue in accordance with Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers,” (“Topic 606”). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of Topic 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company expects to recognize revenues as the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied.

The Company recognizes sales when oil is picked up by the delivery company and control passes to the customer.

Advertising Policy

Advertising Policy

The Company expenses advertising and public relations costs, including costs associated with press release distribution and investor awareness activities, as incurred. Such costs are included in general and administrative expenses in the consolidated statements of operations. Advertising and promotional costs were nil 0 and $16,554 for the periods ended March 31, 2026 and March 31, 2025, respectively.

Advertising Policy

The Company expenses advertising and public relations costs, including costs associated with press release distribution and investor awareness activities, as incurred. Such costs are included in general and administrative expenses in the consolidated statements of operations. Advertising and promotional costs were not significant for the years ended December 31, 2025 and 2024.

Cash equivalents

Cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents at March 31, 2026 and December 31, 2025.

Cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents at December 31, 2025 and 2024.

Investments

Investments

The Company accounts for investments in accordance with U.S. GAAP. Equity securities are measured at fair value, with changes in fair value recognized in earnings as a component of other income (expense), net. Equity investments without readily determinable fair values are recorded at cost, less impairment, and adjusted for observable price changes in orderly transactions for identical or similar securities of the same issuer. The Company reviews investments for impairment each reporting period.

The Company determines the fair value of its investments in accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurement. Investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. Investments valued using quoted prices in active markets for identical securities are classified as Level 1. Investments valued using observable inputs other than quoted prices in active markets are classified as Level 2. Investments valued using significant unobservable inputs, including management assumptions, discounts for lack of marketability, limited trading volume, restrictions on transfer, or valuation techniques prepared with the assistance of a valuation specialist, are classified as Level 3.

As of March 31, 2026, the Company’s investment in West Texas Resources, Inc. (“WTXR”) was measured at fair value and classified as a Level 3 investment. Although WTXR’s common stock is quoted on the OTC market, the stock is thinly traded and the Company’s fair value determination was not based solely on the quoted market price. The Company considered available market data and other valuation inputs, including the limited trading activity of WTXR’s common stock and other relevant factors, in determining fair value. As of March 31, 2026 and December 31, 2025, the carrying value of the Company’s investment in WTXR was $203,368.

Investments

The Company accounts for investments in accordance with U.S. GAAP. Equity securities are measured at fair value, with changes in fair value recognized in earnings as a component of other income (expense), net. Equity investments without readily determinable fair values are recorded at cost, less impairment, and adjusted for observable price changes in orderly transactions for identical or similar securities of the same issuer. The Company reviews investments for impairment each reporting period.

The Company determines the fair value of its investments in accordance with ASC 820, Fair Value Measurement. Investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. Investments valued using quoted prices in active markets for identical securities are classified as Level 1. Investments valued using observable inputs other than quoted prices in active markets are classified as Level 2. Investments valued using significant unobservable inputs, including management assumptions, discounts for lack of marketability, limited trading volume, restrictions on transfer, or valuation techniques prepared with the assistance of a valuation specialist, are classified as Level 3.

As of December 31, 2025, the Company’s investment in West Texas Resources, Inc. (“WTXR”) was measured at fair value and classified as a Level 3 investment. Although WTXR’s common stock is quoted on the OTC market, the stock is thinly traded and the Company’s fair value determination was not based solely on the quoted market price. The Company considered available market data and other valuation inputs, including the limited trading activity of WTXR’s common stock and other relevant factors, in determining fair value. As of December 31, 2025, the carrying value of the Company’s investment in WTXR was $203,368. During the year ended December 31, 2025, the Company recognized an unrealized loss of $147,435 related to its investment in WTXR, which is included in other income (expense), net in the consolidated statements of operations.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost. Cost of improvements that substantially extend the useful lives of the assets are capitalized. These costs are depreciated starting when the asset is put into service and is depreciated on a straight-line basis over its estimated useful life. Maintenance and repair costs are expensed when incurred. When other property and equipment is sold or retired, the capitalized costs and related accumulated depreciation are removed from their respective accounts.

Property and Equipment

Property and equipment is recorded at cost. Cost of improvements that substantially extend the useful lives of the assets are capitalized. Maintenance and repair costs are expensed when incurred. When other property and equipment is sold or retired, the capitalized costs and related accumulated depreciation are removed from their respective accounts. Assets are depreciated over a five to twenty year period of time, depending upon the estimated useful life of the assets, on a straight-line basis.

Discontinued Operations

Discontinued Operations

A component of an entity that is disposed of by sale or abandonment is reported as discontinued operations if the transaction represents a strategic shift that will have a major effect on an entity's operations and financial results. The results of discontinued operations are aggregated and presented separately in the Consolidated Statements of Operations.

Discontinued Operations

A component of an entity that is disposed of by sale or abandonment is reported as discontinued operations if the transaction represents a strategic shift that will have a major effect on an entity's operations and financial results. The results of discontinued operations are aggregated and presented separately in the Consolidated Statement of Operations. Assets and liabilities of the discontinued operations are aggregated and reported separately as assets and liabilities of discontinued operations in the Consolidated Balance Sheets, including the comparative prior year period.

Loans Receivable

Loans Receivable

In November 2023 and March 2024, CETI provided two Short-Term Capital Bridge Loans totaling $190,000 to Sedar Gurel, Founder and CEO of DELTA Cervresel Solusyonlari ve Makinalar A.S. a Turkish Corporation ("DELTA"). The notes are currently due and are accruing simple interest at 6% per annum. Interest income was $2,811 for the periods ending March 31, 2026 and 2025. DELTA is a partner in CETI’s overseas operations and the Company does not have a concern about the collectability of the Company’s loans. Interest income receivable is part of prepaid and other current assets on the consolidated balance sheets.

CETI provided a Short-Term Capital Bridge Loan totaling $25,000 to Donald Goree, CEO of West Texas Resources, Inc. (OTCID: WTXR). The loan is currently due and is accruing simple interest at 9% per annum. Interest income was $555 and $57 for the periods ended March 31, 2026 and March 31, 2025, respectively. Interest income receivable is part of prepaid and other current assets on the consolidated balance sheets.

Loans Receivable

In November 2023 and March 2024, CETI provided two Short-Term Capital Bridge Loan totaling $190,000 to Sedar Gurel, Founder and CEO of DELTA Cervresel Solusyonlari ve Makinalar A.S. a Turkish Corporation ("DELTA"). The notes are currently due and are accruing simple interest at 6% per annum. Interest income was $11,400 and $10,425 for years ending December 31, 2025 and 2024, respectively. DELTA is a significant partner in CETI’s overseas operations and the Company does not have any concern about the collectability of the Company’s loans. Interest income receivable is part of prepaid and other current assets on the balance sheets.

CETI provided a Short-Term Capital Bridge Loan totaling $25,000 to Donald Goree, CEO of West Texas Resources, Inc. (OTCID: WTXR). The loan is currently due and is accruing simple interest at 9% per annum. Interest income was $1,479 for the year ended December 31, 2025. Interest income receivable is part of prepaid and other current assets on the balance sheets.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses the recoverability of the carrying value of its long-lived   assets when events occur that indicate an impairment in value may exist. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. If this occurs, an impairment loss is recognized for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Impairment of Long-Lived Assets

In accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses the recoverability of the carrying value of its non-oil and gas long-lived assets when events occur that indicate an impairment in value may exist. An impairment loss is indicated if the sum of the expected undiscounted future net cash flows is less than the carrying amount of the assets. If this occurs, an impairment loss is recognized for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Accounting for Majority-Owned Subsidiary

Accounting for Majority-Owned Subsidiary

The Company consolidates the financial statements of majority-owned subsidiaries in accordance with U.S. GAAP. A subsidiary is classified as majority-owned when the Company owns more than 50% of its voting shares, giving it control over the subsidiary's operations and financial policies.

In the unaudited consolidated financial statements, all intercompany transactions, balances, and unrealized gains and losses on transactions between the Company and its subsidiaries have been eliminated. The financial position, results of operations, and cash flows of each majority-owned subsidiary are fully consolidated with the portion attributable to non-controlling interests presented as a separate line item in the equity section of the consolidated balance sheets and as a separate component of net income in the consolidated statements of operations. For the three-month period ended March 31, 2025, there was a non-controlling interest loss of $4,530 and no loss in 2026 since the subsidiary was closed down at the end of 2025.

Non-controlling interests represent the portion of equity in subsidiaries that is not attributable, directly or indirectly, to the Company.

Accounting for Majority-Owned Subsidiary

The Company consolidates the financial statements of majority-owned subsidiaries in accordance with U.S. GAAP. A subsidiary is classified as majority-owned when the Company owns more than 50% of its voting shares, giving it control over the subsidiary's operations and financial policies.

In the consolidated financial statements, all intercompany transactions, balances, and unrealized gains and losses on transactions between the Company and its subsidiaries have been eliminated. The financial position, results of operations, and cash flows of each majority-owned subsidiary are fully consolidated with the portion attributable to non-controlling interests presented as a separate line item in the equity section of the consolidated balance sheets and as a separate component of net loss in the Consolidated Statements of Operations.

CETI is a 51% owner of Axenic which was formed in 2024 and to focus on water remediation in the commercial laundry industry. Its day-to-day operations are run by other personnel who are not officers of CETI which provides the ability for CETI to expand into another industry while not burdening its current focus on water remediation for oil and gas, meat packing and municipalities.

The consolidated financial statements include the accounts of CETI and Axenic. Axenic is a majority owned subsidiary of CETI which discontinued operations on December 31, 2025. All significant intercompany balances and transactions have been eliminated for 2025 and 2024. As of December 31, 2025, the investment in Axenic has been written off resulting in a nil balance. The Company had non-controlling interest of $45,985 as of December 31, 2024.

Stock-based Compensation

Stock-based Compensation

The Company applies the fair value method of Financial Accounting Standards Board (“FASB”) ASC 718, “Share Based Payment”, in accounting for its stock-based compensation. This standard states that compensation cost is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock-based compensation at the market price for the Company’s common stock and other pertinent factors at the grant date. During the three months ended March 31, 2026 and 2025, the Company recorded $23,400 and $47,500 in stock-based compensation expense, respectively.

Stock-based Compensation

The Company applies the fair value method of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Share Based Payment”, in accounting for its stock-based compensation. This standard states that compensation cost is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock-based compensation at the market price for the Company’s common stock and other pertinent factors at the grant date. During the years ended December 31, 2025 and 2024, the Company recorded $496,664 and $694,328 in stock-based compensation expense, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company adopted ASC 820, “Fair Value Measurements.” ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1:	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.
Level 2:	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.
Level 3:	Pricing inputs that are generally unobservable inputs and not corroborated by market data.

The carrying amount of the Company’s financial assets and liabilities, such as cash, prepaid expenses and accrued expenses approximate their fair value because of the short maturity of those instruments. The Company’s notes payable approximates the fair value of such instruments as the notes bear interest rates that are consistent with current market rates.

The Company evaluates convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC 815, “Derivatives and Hedging”. The result of this accounting treatment is that the fair value of the derivative is marked to market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statements of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date.

The following table classifies the Company’s liability measured at fair value on a recurring basis into the fair value hierarchy as of March 31, 2026:

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$2,980,138	$2,980,138
Total	$—	$—	$2,980,138	$2,980,138

The following table classifies the Company’s liability measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$1,071,944	$1,071,944
Total	$—	$—	$1,071,944	$1,071,944

Fair Value of Financial Instruments

The Company adopted ASC 820, “Fair Value Measurements.” ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1:	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2:	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3:	Pricing inputs that are generally unobservable inputs and not corroborated by market data.

The carrying amount of the Company’s financial assets and liabilities, such as cash, prepaid expenses and accrued expenses approximate their fair value because of the short maturity of those instruments. The Company’s notes payable approximates the fair value of such instruments as the notes bear interest rates that are consistent with current market rates.

The Company evaluates convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC 815, “Derivatives and Hedging”. The result of this accounting treatment is that the fair value of the derivative is marked to market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the Consolidated Statements of Operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date.

The following table classifies the Company’s liability measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$1,071,944	$1,071,944
Total	$—	$—	$1,071,944	$1,071,944

The following table classifies the Company’s liability measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$387,238	$387,238
Total	$—	$—	$387,238	$387,238

Income taxes

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to the taxable income in the years in which those temporary differences are expect to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. The Company’s federal tax return and any state tax returns are not currently under examination.

The Company has adopted ASC 740, “Accounting for Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually from differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measures using enacted tax rates expected to apply to the taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. The Company’s federal tax return and any state tax returns are not currently under examination.

The Company has adopted ASC 740, “Accounting for Income Taxes,” which requires an asset and lability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually from differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Net income (loss) per common share

Net income (loss) per common share

Under the provisions of ASC 260, “Earnings per Share”, basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The following potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders because their effect would have been antidilutive:

	Three months ended March 31,
	2026	2025
Warrants	2,422,222	2,950,000
Stock options	1,000,000	1,000,000
Common stock to be issued	4,254,113	5,855,261
Convertible notes payable	35,589,293	36,550,875
Embedded derivatives	70,008,281	1,849,420
Preferred stock	189,417,168	50,013,000
Total	302,691,077	98,218,556

Net income (loss) per common share

Under the provisions of ASC 260, “Earnings per Share”, basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The following potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders because their effect would have been antidilutive:

	Year ended December 31,
	2025	2024
Warrants	677,778	4,950,000
Stock options	1,000,000	1,000,000
Convertible notes payable	35,856,883	34,842,243
Common stock to be issued	13,663,352	2,973,132
Preferred stock	50,012,000	50,012,000
Embedded derivatives	31,204,555	3,543,165
Total	132,414,568	97,320,540

Concentration of credit risks

Concentration of credit risks

The Company maintains accounts with financial institutions. All cash in checking accounts is non-interest bearing and is fully secured by the Federal Deposit Insurance Corporation (FDIC). At times, cash balances may exceed the maximum coverage provided by the FDIC on insured depositor accounts. The Company believes it mitigates its risk by depositing its cash and cash equivalents with major financial institutions.

Concentration of credit risks

The Company maintains accounts with financial institutions. All cash in checking accounts is non-interest bearing and is fully secured by the Federal Deposit Insurance Corporation (FDIC). At times, cash balances may exceed the maximum coverage provided by the FDIC on insured depositor accounts. The Company believes it mitigates its risk by depositing its cash and cash equivalents with major financial institutions.

Segment Reporting

Segment Reporting

The Company has determined that it has one reportable segment, which includes industrial water remediation. The single segment was identified based on how the Chief Operating Decision Maker, who was determined to be the Chief Executive Officer, manages and evaluates performance and allocates resources.

Segment Reporting

The Company has determined that it has one reportable segment, which includes industrial water remediation. The single segment was identified based on how the Chief Operating Decision Maker, who was determined to be the Chief Executive Officer, manages and evaluates performance and allocates resources.

The Company operates as one reportable segment: industrial water remediation. The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”). The CODM assesses performance and allocates resources based on the Company’s consolidated operating results. The measure of segment profit or loss reviewed by the CODM is consolidated net loss, as reported in the consolidated statements of operations. Because the Company has one reportable segment, all required segment financial information is presented in the consolidated financial statements. The Company does not separately report significant segment expenses to the CODM other than those reflected in the consolidated statements of operations. The Company’s segment assets are consistent with total assets reported in the consolidated balance sheets.

Geographic Information

Geographic Information

The Company had no revenue from customers outside the United States during the year ended December 31, 2025. As of December 31, 2025, long-lived assets located outside the United States consisted of a demonstration machine used in the Company’s water filtration process located in Mardin, Turkey, with a carrying value of $916,512 plus equipment for a Cl02 plant of $115,000 for a total of $1,031,512. The Company also maintains offices in Istanbul, Turkey and Dubai, United Arab Emirates; however, these offices did not generate revenue and did not incur significant expenses during the year ended December 31, 2025.

Derivatives

Derivatives

The Company evaluates convertible debt and other financial instruments to determine whether they contain embedded features requiring separate accounting as derivative liabilities under U.S. GAAP. Derivative liabilities, including embedded conversion features that do not qualify for equity classification, are initially recorded at fair value and remeasured at fair value at each reporting date, with changes in fair value recognized in earnings. Upon conversion, settlement, or extinguishment, the related derivative liability is remeasured and any resulting gain or loss is recognized in earnings.

Convertible Debt

Convertible Debt

Effective January 1, 2025, the Company adopted ASU 2024-04, Induced Conversions of Convertible Debt Instruments, which clarifies the accounting guidance for settlements of convertible debt instruments that occur after the adoption of ASU 2020-06. The amendments specify that an issuer must apply the induced-conversion model when it offers a sweetener or other consideration that is incentive-based and is not required under the original contractual terms of the instrument, regardless of whether the settlement is structured as a conversion or as an extinguishment of the debt. The Company adopted the amendments using the prospective approach. Adoption of ASU 2024-04 did not have a material impact on the Company’s consolidated financial statements for the year ended December 31, 2025.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the unaudited consolidated financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Recently issued accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the consolidated financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The update introduces two major simplifications to the CECL model for current accounts receivable and contract assets, aiming to reduce cost and complexity—especially for private companies and NFPs. This pronouncement becomes effective for fiscal years beginning after December 15, 2025. The Company does not believe this accounting pronouncement will have a material impact on its financial position or results of operations.